May 26, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Funds Trust

SEC File Nos. 333-59745; 811-08895

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 49 (“Amendment”) to the Registration Statement of ING Funds Trust (“Registrant”). This Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”), as amended and shall become effective on July 29, 2011. The Registrant is filing the Amendment for the purpose of updating the disclosure in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act.

Should you have any questions or comments regarding this filing, please contact Kim Springer at 480-477-2674 or the undersigned at 480-477-2649.

Very truly yours,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

ING Investment Management – ING Funds

Attachment

cc:	Huey P. Falgout, Jr., Esq.

Senior Vice President and Chief Counsel

ING	Investment Management – ING Funds

Jeffrey S. Puretz, Esq.

Dechert LLP